Non-controlling interest (Tables)	9 Months Ended
May 31, 2025
Notes and other explanatory information [abstract]
Schedule of summarized financial information

	Three months ended May 31,		Nine months ended May 31,
Income Statement	2025	2024	2025	2024
Revenue	$12,474	$9,938	$34,109	$27,325
Depreciation	823	534	2,309	1,446
Accretion expense	190	146	615	443
Income tax expense	1,110	1,714	2,945	3,786
Comprehensive income for the period	2,940	2,184	6,797	6,113

Statement of Financial Position	May 31, 2025	August 31, 2024
Current assets	$17,425	$11,297
Non-current assets	88,506	78,952
Current liabilities	(24,925)	(16,973)
Non-current liabilities	(15,240)	(11,528)
Advances from parent, net	(27,354)	(30,210)

	Nine months ended May 31,
Statement of Cash Flows	2025	2024
Cash provided by operating activities	$12,055	$13,178
Cash used in investing activities	(10,917)	(8,760)
Cash used in financing activities	(1,135)	(4,807)